SUPPLEMENT DATED JULY 16, 2018 TO THE
PROSPECTUS DATED MARCH 26, 2018

For all prospective shareholders of the following funds:

PPM Core Plus Fixed Income Fund	PKPIX
PPM Credit Fund	PKDIX
PPM Floating Rate Income Fund	PKFIX
PPM High Yield Core Fund	PKHIX
PPM Long Short Credit Fund	PKLIX
PPM Strategic Income Fund	PKSIX
PPM Large Cap Value Fund	PZLIX
PPM Mid Cap Value Fund	PZMIX
PPM Small Cap Value Fund	PZSIX

This supplement provides new and additional information that affects information contained in the Prospectus and should be read in conjunction with the Prospectus.  This supplement supersedes the supplements to the Prospectus dated March 26, 2018, April 30, 2018, June 1, 2018, and July 2, 2018.

Shares of the funds are available for purchase by new investors on the following dates:

Fund Name	Effective Date
PPM Floating Rate Income Fund	May 1, 2018
PPM Large Cap Value Fund	May 1, 2018
PPM Mid Cap Value Fund	May 1, 2018
PPM Small Cap Value Fund	May 1, 2018
PPM Strategic Income Fund	July 2, 2018
PPM Core Plus Fixed Income Fund	July 16, 2018
PPM Credit Fund	July 16, 2018
PPM High Yield Core Fund	July 16, 2018
PPM Long Short Credit Fund	July 16, 2018

In the section entitled “Fund Summaries” of the Prospectus, the Portfolio Managers table under “Portfolio Management”, is deleted and replaced in its entirety for the PPM Floating Rate Income Fund, PPM High Yield Core Fund, PPM Long Short Credit Fund and PPM Strategic Income Fund effective June 1, 2018, and effective July 16, 2018, for the PPM Core Plus Fixed Income Fund and PPM Credit Fund as set forth on the following pages.

Effective June 1, 2018, in the section entitled “Management of the Funds” of the Prospectus, the section entitled “Portfolio Manager(s)” is deleted in its entirety and replaced as set forth on the following pages.
Effective July 2, 2018, in the section entitled “Fund Summaries” of the Prospectus for the PPM Strategic Income Fund, the sections entitled “Expenses” and “Expense Example” are deleted and replaced in their entirety as set forth on the following pages.

Effective July 16, 2018, in the section entitled “Fund Summaries” of the Prospectus as it relates to each of the funds except PPM Strategic Income Fund, the sections entitled “Expenses” and “Expense Example” are deleted and replaced in their entirety as set forth on the following pages.

Effective July 16, 2018, in the section entitled “Fund Summaries” of the Prospectus for the PPM Floating Rate Income Fund, the third paragraph in the section entitled “Principal Investment Strategies” is deleted and replaced in its entirety with the following paragraph:

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), debtor-in-possession loans, mezzanine loans, fixed-income debt obligations, corporate bonds, and money market instruments. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings, which rating are associated with securities having high risk and speculative characteristics. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. While the Fund may invest in loans with no credit rating or without any credit rating restrictions, under normal circumstances PPM expects that the credit ratings of the Fund's loan investments will primarily be at or above B3/B- as determined by Moody's Investors Service, Inc. ("Moody's"), S&P Global Ratings ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PPM to be of comparable quality.

Effective July 16, 2018, in the section entitled “Additional Information About the Funds” of the Prospectus for the PPM Floating Rate Income Fund, the fourth paragraph is deleted and replaced in its entirety with the following paragraph:

The Fund may also invest in secured and unsecured subordinated loans, second lien loans and subordinated bridge loans (“Junior Loans”), debtor-in-possession loans, mezzanine loans, corporate bonds, and fixed income debt obligations. Junior Loans typically are of below investment grade quality and have below investment grade credit ratings which ratings are associated with securities having high risk and speculative characteristics. Money market holdings with a remaining maturity of less than 60 days will be deemed floating rate assets. While the Fund may invest in loans with no credit rating or without any credit rating restrictions, under normal circumstances PPM expects that the credit ratings of the Fund's loan investments will primarily be at or above B3/B- as determined by Moody's Investors Service, Inc. ("Moody's"), S&P Global Ratings ("S&P") or Fitch, Inc. ("Fitch"), or if unrated, determined by PPM to be of comparable quality.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

2 | S U P P L E M E N T D A T E D 7 / 1 6 / 1 8	P P M F u n d s

Effective July 16, 2018, as it relates to the PPM Core Plus Fixed Income Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 1 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES (FEES PAID DIRECTLY FROM YOUR INVESTMENT)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

ANNUAL FUND OPERATING EXPENSES (EXPENSES THAT YOU PAY EACH YEAR AS A PERCENTAGE OF THE VALUE OF YOUR INVESTMENT)
Institutional Shares
Management Fee	0.40%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.73%
Fee Waiver and Expense Reimbursement[3]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	0.50%
1 “Other Expenses” are based on estimated amounts for the current fiscal year.
2 “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
3 PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.50% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.
Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$51	$210

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Michael Kennedy, CFA	Senior Managing Director	Since inception
Mark Redfearn, CFA	Senior Managing Director	Since inception
Matt Willey, CFA, CPA	Senior Managing Director	Since inception
Erica Lankfer, CPA (inactive)	Vice President	Since inception

3 | S U P P L E M E N T D A T E D 7 / 1 6 / 1 8	P P M F u n d s

Effective July 16, 2018, as it relates to the PPM Credit Fund, under the “Fund Summaries” section of the Prospectus the sections entitled “Expenses” and “Expense Example” on page 5 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.45%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.78%
Fee Waiver and Expense Reimbursement[3]	0.23%
Total Annual Fund Operating Expenses After Fee Waiver	0.55%
1 “Other Expenses” are based on estimated amounts for the current fiscal year.
2 “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
3 PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.55% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.
Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$56	$226

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Michael Kennedy, CFA	Senior Managing Director	Since inception
Mark Redfearn, CFA	Senior Managing Director	Since inception
Matt Willey, CFA, CPA	Senior Managing Director	Since inception
Erica Lankfer, CPA (inactive)	Vice President	Since inception

4 | S U P P L E M E N T D A T E D 7 / 1 6 / 1 8	P P M F u n d s

Effective June 1, 2018, and July 16, 2018, respectively, as it relates to the PPM Floating Rate Income Fund, under the “Fund Summaries” section of the Prospectus, the Portfolio Managers table in the section entitled “Portfolio Management” on page 12 is deleted and replaced in its entirety, and the sections entitled “Expenses” and “Expense Example” on page 9 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver and Expense Reimbursement[3]	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%
1 “Other Expenses” are based on estimated amounts for the current fiscal year.
2 “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
3 PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$72	$263

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Adam Spielman	Senior Managing Director, Head of Leveraged Credit, Total Return	Since June 2018
John Walding	Senior Managing Director, Head of Bank Loans	Since inception
Christoper Kappas	Senior Managing Director	Since inception
Scott Richards, CFA	Senior Managing Director	Since inception
David Wagner	Senior Managing Director	Since inception
Tim Kane	Vice President	Since inception

5 | S U P P L E M E N T D A T E D 7 / 1 6 / 1 8	P P M F u n d s

Effective June 1, 2018, and July 16, 2018, respectively, as it relates to the PPM High Yield Core Fund, under the “Fund Summaries” section of the Prospectus, the Portfolio Managers table in the section entitled “Portfolio Management” on page 16 is deleted and replaced in its entirety, and the sections entitled “Expenses” and “Expense Example” on page 13 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.55%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.88%
Fee Waiver and Expense Reimbursement[3]	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	0.70%
1 “Other Expenses” are based on estimated amounts for the current fiscal year.
2 “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
3 PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$72	$263

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Adam Spielman	Senior Managing Director, Head of Leveraged Credit, Total Return	Since June 2018
Curt Burns, CFA	Senior Managing Director	Since inception
Scott Richards, CFA	Senior Managing Director	Since inception
John Walding	Senior Managing Director	Since inception
Karl Petrovich	Vice President	Since inception

6 | S U P P L E M E N T D A T E D 7 / 1 6 / 1 8	P P M F u n d s

Effective June 1, 2018, and July 16, 2018, respectively, as it relates to the PPM Long Short Credit Fund, under the “Fund Summaries” section of the Prospectus, the Portfolio Managers table in the section entitled “Portfolio Management” on page 21 is deleted and replaced in its entirety, and the sections entitled “Expenses” and “Expense Example” on page 17 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.
Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Total Other Expenses[1]	0.38%
Other Expenses	0.23%
Dividend and Interest Expenses Relating to Short Sales	0.15%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.98%
Fee Waiver and Expense Reimbursement[3]	0.13%
Total Annual Fund Operating Expenses After Fee Waiver	0.85%
1 “Total Other Expenses” are based on estimated amounts for the current fiscal year. The amount includes the costs associated with the Fund's short sales securities. When a cash dividend is declared on a security for which the Fund holds a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. In addition, the Fund incurs borrowing fees related to short sale transactions. The Fund's actual dividend expense and borrowing fees on securities sold short in future periods may be significantly higher or lower than the amounts above due to, among other factors, the extent of the Fund's short positions, the actual dividends paid with respect to the securities the Fund sells short, and the actual timing of the Fund's short sale transactions, each of which is expected to vary over time.
2 “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
3 PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, dividend and interest expenses related to short sales (if any), Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.70% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
	1 year	3 years
Institutional Shares	$87	$299

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Adam Spielman	Senior Managing Director, Head of Leveraged Credit, Total Return	Since June 2018
Michael Kennedy, CFA	Senior Managing Director	Since inception
Scott Richards, CFA	Senior Managing Director	Since inception
Mark Redfearn, CFA	Senior Managing Director	Since inception

7 | S U P P L E M E N T D A T E D 7 / 1 6 / 1 8	P P M F u n d s

Effective June 1, 2018 and July 2, 2018, respectively, as it relates to the PPM Strategic Income Fund, under the “Fund Summaries” section of the Prospectus, the Portfolio Managers table in the section entitled “Portfolio Management” on page 26 is deleted and replaced in its entirety, and the sections entitled “Expenses” and “Expense Example” on page 22 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.50%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.23%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	0.83%
Fee Waiver and Expense Reimbursement[3]	0.18%
Total Annual Fund Operating Expenses After Fee Waiver	0.65%
1 “Other Expenses” are based on estimated amounts for the current fiscal year. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
2 “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year. Accordingly, the expense ratio presented in the Financial Highlights section of the prospectus will not correlate to the Total Annual Operating Expenses disclosed above.
3 PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.65% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$66	$247

Portfolio Managers	Title	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Since inception
Adam Spielman	Senior Managing Director, Head of Leveraged Credit, Total Return	Since June 2018
Michael Kennedy, CFA	Senior Managing Director	Since inception
Scott Richards, CFA	Senior Managing Director	Since inception
Mark Redfearn, CFA	Senior Managing Director	Since inception

8 | S U P P L E M E N T D A T E D 7 / 1 6 / 1 8	P P M F u n d s

Effective July 16, 2018, as it relates to the PPM Large Cap Value Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 27 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.60%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.32%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.02%
Fee Waiver and Expense Reimbursement[3]	0.27%
Total Annual Fund Operating Expenses After Fee Waiver	0.75%
1 “Other Expenses” are based on estimated amounts for the current fiscal year.
2 “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
3 PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.75% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$77	$298

9 | S U P P L E M E N T D A T E D 7 / 1 6 / 1 8	P P M F u n d s

Effective July 16, 2018, as it relates to the PPM Mid Cap Value Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 30 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.70%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.32%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.12%
Fee Waiver and Expense Reimbursement[3]	0.22%
Total Annual Fund Operating Expenses After Fee Waiver	0.90%
1 “Other Expenses” are based on estimated amounts for the current fiscal year.
2 “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
3 PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 0.90% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$92	$334

10 | S U P P L E M E N T D A T E D 7 / 1 6 / 1 8	P P M F u n d s

Effective July 16, 2018, as it relates to the PPM Small Cap Value Fund, under the “Fund Summaries” section of the Prospectus, the sections entitled “Expenses” and “Expense Example” on page 33 are deleted and replaced in their entirety with the following:

Expenses
The table below shows the fees and expenses you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)
Institutional Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	None
Exchange Fee	None
Redemption Fee	None

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Institutional Shares
Management Fee	0.80%
Distribution and/or Service (12b-1) Fees	None
Administration Fee	0.10%
Other Expenses[1]	0.27%
Acquired Fund Fees and Expenses[2]	0.00%
Total Annual Fund Operating Expenses	1.17%
Fee Waiver and Expense Reimbursement[3]	0.17%
Total Annual Fund Operating Expenses After Fee Waiver	1.00%
1 “Other Expenses” are based on estimated amounts for the current fiscal year.
2 “Acquired Fund Fees and Expenses” are the indirect expenses of investing in other investment companies and are based on estimated amounts for the current fiscal year.
3 PPM America, Inc., the Fund’s investment adviser (“PPM” or the “Adviser”), has contractually agreed to bear certain expenses and waive its management fees to the extent necessary to cause annualized ordinary expenses (excluding taxes, interest, all commissions and other normal charges incident to the purchase and sale of portfolio securities, Acquired Fund Fees and Expenses (if any) and extraordinary charges such as litigation costs, but including management fees paid to PPM) not to exceed 1.00% of the average daily net assets of the Institutional Shares. This contract continues through April 30, 2019 and may not be terminated prior to this date unless, upon the Adviser’s request, the Board of Trustees approves the termination.

Expense Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return and (2) redemption at the end of each time period. The example also assumes that the Fund’s operating expenses remain the same. Any applicable fee waivers and/or expense reimbursements are reflected in the examples for the first year only. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	1 year	3 years
Institutional Shares	$102	$355

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In the section entitled “Management of The Funds,” the section entitled “Portfolio Manager(s)” is deleted its entirety and replaced with the following:

Portfolio Manager(s)
The individuals jointly and primarily responsible for the day-to-day management of the Funds are listed below.

Name	Title	Fund Responsibility	Length of Service
Anthony Balestrieri	Chief Investment Officer, Total Return	Core Plus Fixed Income Credit Floating Rate Income High Yield Core Long Short Credit Strategic Income Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception Since inception Since inception Since inception Since inception Since inception Since inception
Kevin McCloskey, CFA	Senior Managing Director, Head of Public Equity	Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception
Adam Spielman	Senior Managing Director, Head of Leveraged Credit, Total Return	Floating Rate Income High Yield Core Long Short Credit Strategic Income	Since June 2018 Since June 2018 Since June 2018 Since June 2018
John Walding	Senior Managing Director, Head of Bank Loans	Floating Rate Income High Yield Core	Since inception Since inception
Greg Anderson, CFA	Senior Managing Director	Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception
Naveen Bobba	Senior Managing Director	Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception
Curt Burns, CFA	Senior Managing Director	High Yield Core	Since inception
Christopher Kappas	Senior Managing Director	Floating Rate Income	Since inception
Michael Kennedy, CFA	Senior Managing Director	Core Plus Fixed Income Credit Long Short Credit Strategic Income	Since inception Since inception Since inception Since inception
Jeffrey Moran, CFA, CPA	Senior Managing Director	Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception
Mark Redfearn, CFA	Senior Managing Director	Core Plus Fixed Income Credit Long Short Credit Strategic Income	Since inception Since inception Since inception Since inception
Scott Richards, CFA	Senior Managing Director	Floating Rate Income High Yield Core Long Short Credit Strategic Income	Since inception Since inception Since inception Since inception
David Wagner	Senior Managing Director	Floating Rate Income	Since inception
Matt Willey, CFA, CPA	Senior Managing Director	Core Plus Fixed Income Credit	Since inception Since inception
Michael MacKinnon, CFA, CPA	Managing Director	Large Cap Value Mid Cap Value Small Cap Value	Since inception Since inception Since inception
Tim Kane	Vice President	Floating Rate Income	Since inception
Erica Lankfer, CPA (inactive)	Vice President	Core Plus Fixed Income Credit	Since inception Since inception
Karl Petrovich	Vice President	High Yield Core	Since inception

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Anthony Balestrieri
Tony Balestrieri is an executive vice president and chief investment officer for total return accounts at PPM. He is responsible for overseeing and leading several portfolio management, research and trading teams, including the total return fixed income, public equity, high yield, bank loan, fixed income research, and public fixed income trading teams in addition to overseeing the business development team. These groups manage a wide spectrum of total return fixed income and equity strategies on behalf of institutional and retail investors globally. Prior to joining PPM in 2003, Tony was the head of institutional fixed income at Merrill Lynch Investment Managers where he was responsible for overseeing $16 billion in fixed income assets. Previously, he spent over five years as a senior vice president in charge of the Short-Term Strategies Group for Mitchell Hutchins Asset Management. Tony earned bachelor degrees in economics/business and government/law from Lafayette College.

Kevin McCloskey, CFA
Kevin McCloskey is a senior managing director and head of the public equity team at PPM. In addition to leading the public equity team, he is responsible for investment and allocation decisions for several of the firm’s public equity strategies, including large cap value, mid cap value, and small cap value which are managed on behalf of institutional and retail investors globally. Kevin is responsible for covering the brokerage, energy, health care and media sectors. Prior to joining PPM in 2008, Kevin was a vice president and senior portfolio manager for Federated Investors where he was responsible for large cap value equity portfolio management. Previously, he was as a portfolio manager and investment analyst for Killian Asset Management. Prior to joining the asset management field, Kevin was a captain in the US Air Force where his duties included program and project management. Kevin earned an MBA from the University of Dayton and a BS in aerospace engineering from the University of Notre Dame. He is also a CFA® charterholder.

Adam Spielman
Adam Spielman is a senior managing director and the head of leveraged credit, total return at PPM.  He oversees PPM’s bank loan and high yield teams.  Prior to his current role, he was the Head of Fixed Income research and managed a team of over 30 individuals focused on corporate credit and structured security analysis. Prior to joining PPM in 2001, Adam worked in the investment group at a Chicago-based software company. Previously, he spent close to three years as an investment banker with Lehman Brothers in New York and Chicago. He started his career at Peterson Consulting in Chicago. Adam earned an MBA from the University of Chicago Booth of School of Business and a Bachelor’s degree in Economics from Indiana University.

John Walding
John Walding is senior managing director and head of the bank loan team at PPM. In addition to leading the bank loan team, he is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including floating rate income and high yield core which are managed on behalf of institutional and retail investors globally. Prior to joining PPM in 1999, John was vice president at First Source Financial, Inc. where he underwrote and analyzed a diverse portfolio of bank loan investments and managed a staff of several underwriting and portfolio analysts. Previously, he held various positions at Household Commercial Financial Services, Inc. where he managed bank loan, high yield and equity investments. He began his career as a financial analyst in the Corporate Finance group at Dai-Ichi Kangyo Bank. John earned an MBA in finance from DePaul University and a BS in business administration from Elmhurst College.

Greg Anderson, CFA
Greg Anderson is a senior managing director and portfolio manager on the public equity team at PPM. He is responsible for investment and allocation decisions for several of the firm’s public equity strategies, including large cap value, mid cap value, and small cap value which are managed on behalf of institutional and retail investors globally. Greg is responsible for covering the banks, utilities, chemicals, paper, consulting services and REITS sectors. Prior to joining PPM in 2016, Greg was a managing director and sector head of financial services for UBS Global Asset Management. Previously, he was a director of equity research at Segall, Bryant & Hamill and a principal at CMJ Partners. Greg earned an MBA in finance and statistics from the University of Chicago and a BS in business administration from Moorhead State University. He is also a CFA® charterholder.

Naveen Bobba
Naveen Bobba is a senior managing director and portfolio manager on the public equity team at PPM. He is responsible for investment and allocation decisions for several of the firm’s public equity strategies, including large cap value, mid cap value, and small cap value which are managed on behalf of institutional and retail investors globally. Naveen is responsible for covering the information technology and consumer staples sectors. Prior to joining PPM in 2014, Naveen was a vice president and senior equity analyst for ING Investment Management. Previously, he was a sell-side analyst at Bear Stearns after beginning his career as a chartered accountant at Sagar & Associates in Hyderabad, India. Naveen earned an MBA in finance from the University of Rochester and an undergraduate degree with concentrations in mathematics, physics and chemistry from Nagarjuna University in Guntur, India.

Curt Burns, CFA
Curt Burns is a senior managing director and portfolio manager on the total return fixed income team at PPM. He is responsible for investment and allocation decisions for the firm’s high yield core strategy which is managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2003, Curt was a senior credit analyst for Metropolitan West Asset Management. Previously, he was a corporate bond portfolio manager at Merrill Lynch Asset Management and SunAmerica. Additionally, he spent seven years performing credit analysis for companies such as Providian Corporation and Chemical Bank. Curt earned an MBA in finance from Emory University and a BA with highest honors in biology from the University of North Carolina at Chapel Hill. He is also a CFA® charterholder.

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Christopher Kappas
Chris Kappas is a senior managing director and portfolio manager on the bank loan team at PPM. He is responsible for investment and allocation decisions for the firm’s floating rate income strategy which is managed on behalf of institutional and retail investors globally. Prior to joining PPM in 1999, Chris was an investment analyst at Black Diamond Capital Management, LLC where he underwrote and analyzed a diverse portfolio of bank loan and corporate bond investments. Previously, he was an assistant vice president and credit analyst at Sumitomo Mitsui Banking Corporation (formerly Sakura Bank) where he managed bank loan investments. He began his career as a credit analyst for middle-market corporate loans at LaSalle National Bank. Chris earned an MBA in finance from Loyola University and a BBA in finance from the University of Iowa.

Michael Kennedy, CFA
Mike Kennedy is a senior managing director and portfolio manager on the total return fixed income team at PPM. He is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including core plus fixed income, credit, long short credit, and strategic income which are managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2006, Mike was a senior vice president and portfolio manager for Columbia Management Group (formerly Stein Roe & Farnham) where he managed fixed income mutual funds and institutional client portfolios. Previously, he worked as the assistant director of portfolio management for Homewood Federal Savings & Loan. Mike earned an MM from Northwestern University and a BS in business administration from Marquette University. He is also a CFA® charterholder.

Jeffrey Moran, CFA, CPA
Jeff Moran is a senior managing director and portfolio manager on the public equity team at PPM. He is responsible for investment and allocation decisions for several of the firm’s public equity strategies, including large cap value, mid cap value, and small cap value which are managed on behalf of institutional and retail investors globally. Jeff is responsible for covering the aerospace/defense, autos, capital goods, insurance, leisure/entertainment and hospitality sectors. Prior to joining PPM in 2004, Jeff was a senior research officer for Hancock Funds. Previously, he was a tax associate at Price Waterhouse and an airborne ranger in the US Army. Jeff earned an MBA in finance from Cornell University, a MAC from the University of North Carolina at Chapel Hill and a BS in accounting from the University of North Carolina at Charlotte. He is also a CFA® charterholder and a Certified Public Accountant (CPA).

Mark Redfearn, CFA
Mark Redfearn is a senior managing director and portfolio manager on the total return fixed income team at PPM. He is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including core plus fixed income, credit, long short credit, and strategic income which are managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2002, Mark was a corporate bond portfolio manager in the institutional asset management group for Van Kampen Funds. Previously, he worked for the firm’s risk management group as a portfolio analyst with responsibility for assessing fixed income mutual fund risk and return relationships. Mark earned an MPA from Indiana University and a BA in economics and political science from Miami University (Ohio). He is also a CFA® charterholder.

Scott Richards, CFA
Scott Richards is a senior managing director and portfolio manager on the total return fixed income team at PPM. He is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including floating rate income, high yield core, long short credit, and strategic income which are managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2008, Scott was the head of global high yield for State Street Global Advisors. Previously, he also held senior high yield portfolio manager positions at MFS Investment Management, Liberty Funds Group and State Street Research & Management. He also worked as the director of high yield research at Wellington Management and began his career as an investment officer at New England Mutual Life Insurance Company. Scott earned an MBA in finance from Dartmouth and a BS in applied economics from Cornell University. He is also a CFA® charterholder.

David Wagner
David Wagner is a senior managing director and portfolio manager on the bank loan team at PPM. He is responsible for investment and allocation decisions for the firm’s floating rate income strategy which is managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2000, David was vice president at First Source Financial, Inc. where he underwrote and analyzed a diverse portfolio of bank loan investments and managed a staff of seven underwriting and portfolio analysts. Previously, he was a manager at Household Commercial Financial Services, Inc. where he managed bank loan investments, including troubled debt restructurings. He began his career as a senior investment analyst at GE Capital performing bank loan investment collateral audits and reviews. David earned an MBA in management and marketing from Northwestern University and a BBA in finance and marketing from the University of Wisconsin.

Matt Willey, CFA, CPA
Matt Willey is a senior managing director and portfolio manager on the total return fixed income team at PPM. He is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including core plus fixed income and credit which are managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2003, Matt was an audit manager at Ernst & Young LLP where he focused primarily on the financial services industry. His client base was composed largely of hedge funds, banks and insurance companies. Matt earned a master’s in financial mathematics from the University of Chicago and a BA in accounting from Ohio University. He is also a CFA® charterholder and a Certified Public Accountant (CPA).

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Michael MacKinnon, CFA, CPA
Michael MacKinnon is a managing director and portfolio manager on the public equity team at PPM. He is responsible for investment and allocation decisions for several of the firm’s public equity strategies, including large cap value, mid cap value, and small cap value which are managed on behalf of institutional and retail investors globally. Michael is responsible for covering the apparel, diversified financials, housing, metals, retail, transportation and telecommunication sectors. Prior to joining PPM in 1999, Michael was a senior accountant for Arthur Andersen LLP. Michael earned an MBA in analytical finance and statistics from the University of Chicago and a BBA in accounting from the University of Notre Dame. He is also a CFA® charterholder and a Certified Public Accountant (CPA).

Tim Kane
Tim Kane is a vice president and portfolio manager on the bank loan team at PPM. He is responsible for investment and allocation decisions for the firm’s floating rate income strategy which is managed on behalf of institutional and retail investors globally. Prior to joining the bank loan team, Tim worked in private securities operations for PPM’s portfolio services team with responsibility for cash reconciliation, reporting and portfolio modeling. Prior to joining PPM in 2007, he was a computer programmer and data architect, and managed an application development team focused on supporting high yield loan products for Morgan Stanley/Van Kampen Funds. Tim earned an MSc in systems strategy and management from Northwestern University and a BA in business with a management information systems concentration from Governors State University.

Erica Lankfer, CPA (inactive)
Erica Lankfer is a vice president and portfolio manager on the total return fixed income team at PPM. She is responsible for investment and allocation decisions for several of the firm’s fixed income strategies, including core plus fixed income and credit which are managed on behalf of institutional and retail investors globally. Prior to joining PPM in 2011, Erica was an associate in the Financial Services Group for PricewaterhouseCoopers LLC where she was responsible for audit procedures and valuation services. Erica earned an MBA in finance and economics from the University of Chicago and a BS in finance and accounting from Miami University (Ohio). She is also a Certified Public Accountant (CPA).

Karl Petrovich
Karl Petrovich is a vice president and portfolio manager on the total return fixed income team at PPM. He is responsible for investment and allocation decisions for the firm’s high yield core strategy which is managed on behalf of institutional and retail investors globally. Karl joined the portfolio management team in 2008 from PPM’s performance and attribution group. Prior to joining PPM in 2006, he managed the Financial Reporting Group for Nuveen Asset Management where he oversaw staff, processes and systems associated with the preparation of financial statements, SEC filings, and other performance and portfolio analytics-related information. Karl earned a BS in finance from the University of Wyoming.

The SAI provides additional information about each portfolio manager’s compensation, other accounts managed, and ownership of securities in the Fund.

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